DISPOSAL OF SUBSIDIARIES AND AFFILIATES - Disposal of SPEs (Details) - BRL (R$) R$ in Thousands					12 Months Ended
	Nov. 30, 2020	Jul. 30, 2020	May 11, 2020	Apr. 17, 2020	Dec. 31, 2020	Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Gain (Loss) on sale of SPEs					R$ 16,134	R$ 24,715
SPE Manaus Transmissora de Energia S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Gain (Loss) on sale of SPEs				R$ 98,146
Updated amount received on sale of SPEs				R$ 251,103
SPE Elica Mangue Seco 2
Investments in subsidiaries, joint ventures and associates [abstract]
Ownership interest transferred (in percent)			49.00%
Gain (Loss) on sale of SPEs			R$ 17,905
Updated amount received on sale of SPEs			R$ 27,605
Eolica Santa Vitoria do Palmar Holding SA, Hermenegildo I SA, Hermenegildo II SA, Hermenegildo III SA and Chui IX SA
Investments in subsidiaries, joint ventures and associates [abstract]
Gain (Loss) on sale of SPEs	R$ 415,671
Eolica Santa Vitoria do Palmar Holding SA
Investments in subsidiaries, joint ventures and associates [abstract]
Ownership interest transferred (in percent)		78.00%
Hermenegildo I SA, Hermenegildo II SA, Hermenegildo III SA and Chui IX SA
Investments in subsidiaries, joint ventures and associates [abstract]
Ownership interest transferred (in percent)		99.99%